Other operating expense (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Disclosure of detailed information on other operating expense

	December 31, 2018	December 31, 2017
Net impairment loss on trade receivables	$98	$103
Restructuring expense	507	799
	$605	$902